Investment Strategy - Harrison Street Infrastructure Active ETF	Dec. 23, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in a portfolio of equity securities of infrastructure companies. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of infrastructure companies. The Fund defines an “infrastructure company” as a company that is engaged in or a real estate investment trust (“REIT”) that primarily invests in companies that engage in the development, operation, ownership, and/or management of infrastructure, including (a) communications infrastructure, including communications services, cable, data centers, fiber, satellites, wireless towers, wireline, telecom tower “REITs”, and data center REITs; (b) energy infrastructure, including oil and gas storage and transportation; (c) transportation infrastructure, including airports, marine ports, railroads, and toll roads; (d) utility infrastructure, including independent power and renewable electricity producers, electric utilities, gas utilities, multi-utilities, and water utilities; and (e) other infrastructure, including, but not limited to, engineering and construction, waste management, environmental services, student housing, and hospitals. The Fund may invest in issuers of any market capitalization. Accordingly, the Fund will concentrate (i.e., invest more than 25% of the value of the Fund’s assets) its investment in infrastructure companies.

Using fundamental investment analysis, Harrison Street generally seeks to invest in publicly traded equity securities of U.S. and non-U.S. infrastructure companies, including American Depositary Receipts (“ADRs”) of non-U.S. infrastructure companies, that it believes present attractive investment opportunities. Generally, Harrison Street seeks to invest in companies that it believes are attractively valued, based upon metrics such as relative price to earnings and price to cash flow multiples. In addition, when making investment decisions, Harrison Street will also consider relevant top-down variables, such as macroeconomic factors, including economic growth, interest rates, and inflation, when it believes they are financially material to an investment. Harrison Street also seeks to produce income for the Fund by investing in dividend paying equity securities.

The Fund will generally invest in publicly traded common stocks of companies and shares of REITs, and will also opportunistically invest a smaller portion of the Fund’s portfolio in other types of equity securities, such as depositary receipts, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants), when Harrison Street believes doing so is the Fund’s interest.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act, which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of infrastructure companies.